3. Summary of Significant Accounting Policies: (b) Cash (Policies)	12 Months Ended
Jun. 30, 2024
Policies
(b) Cash	(b) Cash Cash in the consolidated statements of financial position comprises cash at a chartered bank in Canada and funds held in trust with the Company’s legal counsels which is available on demand.